Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2011
Prospectus

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information supplements the similar information found in the "Fund Management" section on page 29.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

RRS-12-01  March 1, 2012
1.820982.114

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2011
Prospectus

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information supplements the similar information found in the "Fund Management" section on page 31.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

ARRS-12-01  March 1, 2012
1.820981.119

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2011
Prospectus

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information supplements the similar information found in the "Fund Management" section on page 29.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. Mr. Castagliuolo manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

ARRSI-12-01  March 1, 2012
1.820980.115

Supplement to the
Spartan® Treasury Bond Index Funds
Investor Class and Fidelity Advantage® Class
April 29, 2011
Prospectus

The following information replaces the similar information for Spartan® Intermediate Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

LBX-12-02  March 1, 2012
1.855565.107

The following information replaces the similar information for Spartan Long-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 11.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

The following information replaces the similar information for Spartan Short-Term Treasury Bond Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 13.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.15%	0.05%
Total annual operating expenses	0.20%	0.10%

A Based on historical expenses, adjusted to reflect current fees.

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 16.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

The following replaces similar information found in the "Buying Shares" section on page 28.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section on page 33.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information replaces the similar information found in the "Fund Management" section on page 36.

Curtis Hollingsworth is co-manager of each fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

Alan Bembenek is co-manager of each fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1984, Mr. Bembenek has worked as a bond analyst, research analyst, and portfolio manager.

The following information replaces the similar information under the heading "Fund Management" in the "Fund Services" section on page 37.

Each fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the
Spartan® U.S. Bond Index Fund (formerly Fidelity® U.S. Bond Index Fund)
Investor Class and Fidelity Advantage® Class
October 29, 2011
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%A	0.17%
Fee waiver and/or expense reimbursementB		0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.11%

A Based on historical expenses, adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.11%. This arrangement will remain in effect through October 31, 2013.

UBI-12-02  March 1, 2012
1.479318.120

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 23	$ 11
3 years	$ 71	$ 44
5 years	$ 124	$ 85
10 years	$ 280	$ 206

The following information replaces the information for Curtis Hollingsworth and Ford O'Neil under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

The following replaces similar information found in the "Buying Shares" section on page 16.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section beginning on page 21.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

The following information replaces the similar information found in the "Fund Management" section on page 25.

Curtis Hollingsworth is co-manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 25.

Alan Bembenek is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1984, Mr. Bembenek has worked as a bond analyst, research analyst, and portfolio manager.

Supplement to the
Spartan® U.S. Bond Index Fund (formerly Fidelity® U.S. Bond Index Fund) Class F
October 29, 2011
Prospectus

The following information replaces the information for Curtis Hollingsworth and Ford O'Neil under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

The following information replaces the similar information found in the "Fund Management" section on page 17.

Curtis Hollingsworth is co-manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 17.

Alan Bembenek is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1984, Mr. Bembenek has worked as a bond analyst, research analyst, and portfolio manager.

UBI-F-12-01  March 1, 2012
1.924940.103

Supplement to the
Spartan® U.S. Bond
Index Fund (formerly Fidelity® U.S. Bond
Index Fund)
Institutional Class and Fidelity Advantage®
Institutional Class
October 29, 2011
Prospectus

The following information replaces the information for Curtis Hollingsworth and Ford O'Neil under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Curtis Hollingsworth (co-manager) has managed the fund since February 2009.

Alan Bembenek (co-manager) has managed the fund since March 2012.

The following information replaces the similar information found in the "Fund Management" section on page 20.

Curtis Hollingsworth is co-manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Hollingsworth has worked as a trader, head of money market trading, head of bond trading, and as a portfolio manager.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 20.

Alan Bembenek is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1984, Mr. Bembenek has worked as a bond analyst, research analyst, and portfolio manager.

UII-UDV-12-01  March 1, 2012
1.929869.101

Supplement to the
Fidelity® Inflation-Protected Bond Fund
May 28, 2011
Prospectus

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

William Irving (lead portfolio manager) has managed the fund since November 2004.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information replaces the similar information found in the "Fund Management" section on page 24.

William Irving is lead portfolio manager of the fund, which he has managed since November 2004. He also manages other funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

IFB-12-01  March 1, 2012
1.774739.112

Supplement to the
Fidelity Advisor® Inflation-Protected Bond Fund
Class A, Class T, Class B, and Class C
May 28, 2011
Prospectus

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

William Irving (lead portfolio manager) has managed the fund since November 2004.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information replaces the similar information found in the "Fund Management" section on page 26.

William Irving is lead portfolio manager of the fund, which he has managed since November 2004. He also manages other funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.

The following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

AIFB-12-01  March 1, 2012
1.790682.122

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 34.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T, Class B, and Class C, unless otherwise noted):

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase; or

9. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

Supplement to the
Fidelity Advisor® Inflation-Protected Bond Fund
Institutional Class
May 28, 2011
Prospectus

The following information replaces the similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

William Irving (lead portfolio manager) has managed the fund since November 2004.

Franco Castagliuolo (co-manager) has managed the fund since March 2012.

The following information supplements the similar information found in the "Buying Shares" section beginning on page 16.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

AIFBI-12-01  March 1, 2012
1.790683.115

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the similar information found in the "Fund Management" section on page 24.

William Irving is lead portfolio manager of the fund, which he has managed since November 2004. He also manages other funds. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo is co-manager of the fund, which he has managed since March 2012. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has worked as a research associate and portfolio manager.